SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

Conversion of Principal and Accrued Interest

On May 1, 2022 the Company issued 39,339 shares of common stock to convert $26,515 principal and accrued interest in accordance with a convertible promissory note issued to Platinum Point Capital LLC. Following the conversion, the outstanding balance of the above Note is $0.

Departure and Appointment of Board Members

Effective April 28, 2022, Peter Goldstein resigned from the Board of Directors (the “Board”) the Company and from the Board’s audit committee. Mr. Goldstein’s resignation did not result from any disagreement concerning any matter relating to the Company’s operations, policies or practices.

On April 28, 2022, the Board appointed Dr. Anastasios Aslidis to the Board of Directors and as a member of the Board’s audit committee.

Exercise of Warrants

On April 27, 2022, the Company issued 455,316 shares of common stock upon the cashless exercise of 739,374 warrant shares.

NOTE 17 - SUBSEQUENT EVENTS

Extension of Maturity Dates on Existing Promissory Notes

On February 23, 2022, the Company entered into allonges to extend the maturity dates of existing Senior Promissory Notes to June 30, 2023 (See Note 11).

Security Purchase Agreement - Preferred Stock

On February 28, 2022, the Company entered into a securities purchase agreement, or the Purchase Agreement, with certain investors and an insider for a private placement of the Company’s securities (the “Private Placement”).

The Private Placement consisted of the sale of 6,000 shares of the Company’s Series A Convertible Preferred Stock, or the Series A Shares, at a price of $1,000.00 per share, and 2,000,000 warrants to purchase shares of common stock, or the Warrants, for aggregate gross proceeds of approximately $6 million. The closing of the Private Placement occurred on February 28, 2022. As a condition to the closing of the sale, the Company’s common stock received conditional approval for listing and trading on the Nasdaq Capital Market and commenced trading on February 28, 2022, under the trading symbol COSM.

Settlement of Debt

On February 28, 2022, the Company issued 238,000 shares of common stock upon the triggering event which was approval of the listing of the Company’s common stock to the Nasdaq to settle $1,190,000 (€1,000,000) of debt.

Extension to Debt Agreement

On March 3rd 2022, the Company’s wholly-owned subsidiary, SkyPharm SA, signed an extension to the facility agreement dated on May 12th 2017 relating to the USD $4,000,000 loan. Based on the updated repayment terms the facility’s final repayment date was extended to January 2023 (see Note 11).